Other Income - Net - Summary of Other Income - Net (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of analysis of income and expense [Line Items]
Dividend income from financial assets at fair value through other comprehensive income	¥ 206	¥ 357	¥ 397
Others	1,074	1,234	925
Other income - net	¥ 1,280	¥ 1,591	10,568
China Tower Corporation Limited [member]
Disclosure of analysis of income and expense [Line Items]
Gain on Tower Assets Disposal			¥ 9,246